CORPORATE INCOME TAX - Deferred tax (Details) ₫ in Millions	Dec. 31, 2025 VND (₫)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 VND (₫)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 VND (₫)	Dec. 31, 2022 VND (₫)
Deferred tax assets
Unrecognised tax loss carried forward	₫ 10,053,701	$ 400,211,019	₫ 8,936,844
Deferred tax assets from lease back transaction	4,697,738	187,004,419	3,625,123
Assurance type warranty	2,410,329	95,948,768	320,209
Long-term intellectual property license agreement	2,228,752	88,720,672
Impairment of long-lived assets	1,859,284	74,013,136	539,442
Written-off R&D expenses	926,667	36,888,141	3,252,649
Excess of deductible capped interest expense carried forward	897,329	35,720,274	1,886,951
Defer revenue for service type warranty	672,449	26,768,401	260,364
Start-up costs	681,501	27,128,737	739,605
Lease liabilities	306,256	12,191,234	721,285
Provision for net realizable value of inventory	84,739	3,373,234	463,188
Others	1,151,765	45,848,692	913,798
Total deferred tax assets	25,970,510	1,033,816,727	21,659,458
Less valuation allowance	(23,856,767)	(949,674,257)	(19,115,404)	$ (760,933,243)	₫ (12,513,175)	₫ (7,911,734)
Total deferred tax assets, net amount	2,113,743	84,142,470	2,544,054
Deferred tax liabilities
Deferred tax liabilities from lease back transaction	(2,892,467)	(115,141,396)	(2,437,689)
Right-of-use assets	(306,256)	(12,191,234)	(721,285)
Others	(211,803)	(8,431,312)	(323,723)
Total deferred tax liabilities	(3,410,526)	(135,763,943)	(3,482,697)
Deferred tax liabilities, net	(1,296,783)	(51,621,472)	(938,643)
Reflected in the consolidated balance sheet as follows:
Deferred tax liabilities	(1,296,783)	(51,621,472)	(938,643)
Deferred tax liabilities, net	₫ (1,296,783)	$ (51,621,472)	₫ (938,643)